UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-00515



                           The Wall Street Fund, Inc.
               (Exact name of registrant as specified in charter)



                           230 Park Avenue, Suite 1635
                               New York, NY 10169
               (Address of principal executive offices) (Zip code)



                           Robert P. Morse, President
                           The Wall Street Fund, Inc.
                           230 Park Avenue, Suite 1635
                               New York, NY 10169
                     (Name and address of agent for service)



                        (212) 856-8250 or (800) 443-4693
               Registrant's telephone number, including area code



Date of fiscal year end: December 31, 2003



Date of reporting period: June 30, 2003

Item 1. Report to Stockholders.

                                     {LOGO}
                               SEMI-ANNUAL REPORT
                                  June 30, 2003
                         A diversified mutual fund that
                           invests in common stocks of
                           growth-oriented companies.


THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)


   Shares                                       Value
------------                                 ------------
               COMMON STOCKS - 96.72%
               Aerospace - 9.28%
       2,000   Alliant Techsystems Inc.* . $      103,820
       4,000   The Boeing Company . .             137,280
      12,000   Cubic Corporation . .              266,640
       6,000   FLIR Systems, Inc.* . . . .        180,660
      11,500   Frequency Electronics, Inc         104,650
       3,000   L-3 Communications
                  Holdings, Inc.* . . . .         130,470
       1,200   Northrop Grumman
               Corporation .                      103,548
       5,000   Raytheon Company . . . . .         164,200
       2,000   United Defense Industries, Inc.*    51,880
       1,200   United Technologies Corporation     84,996
                                             ------------
                                                1,328,144
                                             ------------
               Banks - 1.05%
       3,000   Abigail Adams National
                  Bancorp, Inc. . . . . .          52,593
       4,000   U.S. Bancorp . . . . . . .          98,000
                                             ------------
                                                  150,593
                                             ------------
               Biotechnology - 9.95%
       2,000   Amgen Inc.* . . . . . . . .        132,880
       5,000   Celgene Corporation* . . .         151,700
       3,000   Chiron Corporation* . . . .        131,580
       4,200   Enzo Biochem, Inc.* . . . .         90,384
       5,000   Genzyme Corporation* .             209,150
       1,500   Gilead Sciences, Inc.* .            83,325
       3,000   Invitrogen Corporation* . .        115,200
       5,500   Martek Biosciences
                  Corporation* . . . . . .        236,115
       4,500   MedImmune, Inc.* . . . . .         163,755
       7,000   Millennium
                  Pharmaceuticals, Inc.* .        110,110
                                             ------------
                                                1,424,199
                                             ------------
               Chemicals - 2.01%
       2,000   Albemarle Corporation . .           55,940
       9,000   RPM International, Inc.  .         123,750
       2,000   Sigma-Aldrich Corporation .        108,020
                                             ------------
                                                  287,710
                                             ------------
               Electrical Equipment - 0.56%
       3,000   Honeywell International Inc.        80,550
                                             ------------
               Electronics - 0.33%
       5,000   Motorola, Inc.  .                   47,150
                                             ------------

   Shares                                        Value
------------                                  -----------
               Energy - 5.54%
       2,000   Anadarko Petroleum
                  Corporation . . . . . .  $       88,940
      34,000   Canadian Superior
                  Energy, Inc.*(1) . . . .         40,460
       5,000   GlobalSantaFe Corporation(1)       116,700
       5,000   Halliburton Company . . . .        115,000
       5,000   Marathon Oil Corporation .         131,750
      38,000   The Williams Companies,Inc.        300,200
                                              -----------
                                                  793,050
                                              -----------
               Financial Services - 1.09%
       1,000   The Bear Stearns Companies Inc.     72,420
       1,000   The Goldman Sachs Group, Inc.       83,750
                                              -----------
                                                  156,170
                                              -----------
               Health Care - 5.22%
       2,500   Bristol-Myers Squibb Company        67,875
       1,500   C. R. Bard, Inc.  . . . . .        106,965
      16,000   Elan Corporation plc - ADR*(1)      90,240
       5,000   First Health Group Corp.* .        138,150
       2,000   Johnson & Johnson . . . . .        103,400
       2,000   Medtronic, Inc.  . . . . .          95,940
       2,500   Pfizer Inc.  . . . . . . .          85,375
       8,000   US Oncology, Inc.* . . . .          59,120
                                              -----------
                                                  747,065
                                              -----------
               Instrumentation - 0.87%
       4,000   Applied Materials, Inc.* .          63,360
      10,000   Kopin Corporation* . . . .          61,200
                                               ----------
                                                  124,560
                                               ----------
               Machinery - 0.53%
       1,500   Briggs & Stratton Corporation       75,750
                                              -----------
               Metals & Mining - 2.76%
       5,000   Barrick Gold Corporation(1)         89,500
      18,000   Central Fund of Canada
                  Limited - Class A(1) . .         77,220
       4,000   Newmont Mining Corporation         129,840
       8,000   Placer Dome Inc.(1) . . . .         98,160
                                              -----------
                                                  394,720
                                              -----------
               Office Equipment - 6.32%
      10,000   Brocade Communications
                  Systems, Inc.* . . . . .         59,000
      20,000   Cray, Inc.* . . . . . . . .        158,000
       7,000   Dell Computer Corporation*         222,880

                     See notes to the financial statements.



THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
June 30, 2003 (Unaudited)


   Shares                                       Value
------------                                -------------
               COMMON STOCKS - 96.72% (continued)
               Office Equipment - 6.32% (continued)
    10,000     EMC Corporation* . . . . .  $      104,700
     4,000     Intergraph Corporation* . .         84,560
     7,500     Network Appliance, Inc.* .         120,600
     6,000     Storage Technology
                  Corporation* . . . . . .        154,440
                                             ------------
                                                  904,180
                                             ------------

               Publishing, Video, Broadcast - 2.07%
     4,000     AOL Time Warner Inc.* . . .         64,360
     1,000     D&B Corporation* . . . . .          41,100
     5,500     EchoStar Communications
                  Corporation - Class A* .        190,410
                                             ------------
                                                  295,870
                                             ------------
               Retail - 4.05%
     7,000     The Home Depot, Inc.  . . .        231,840
     3,000     Quiksilver, Inc.* . . . . .         49,470
     2,000     Starbucks Corporation* . .          49,100
     4,000     Tiffany & Co.  . . . . . .         130,720
     3,500     V. F. Corporation . . . . .        118,895
                                             ------------
                                                  580,025
                                             ------------
               Semiconductors - 9.60%
     6,000     Applied Micro Circuits
                  Corporation* . . . . . .         36,300
     5,000     Analog Devices, Inc.* . . .        174,100
     3,000     Broadcom Corporation* . . .         74,730
    10,000     Foundry Networks, Inc.* . .        142,600
     7,500     Intel Corporation . . . . .        155,880
     1,500     KLA-Tencor Corporation* . .         69,690
     8,000     Micron Technology, Inc.* .          93,040
     5,000     Rambus Inc.* . . . . . . .          82,600
     8,000     RF Micro Devices, Inc.* . .         47,200
     5,000     Taiwan Semiconductor
                  Manufacturing Company
                  Ltd. - ADR*(1) . . . . .         50,400
     5,000     Texas Instruments Incorporated      88,000
    20,000     Vitesse Semiconductor
                  Corporation* . . . .             97,800
     5,000     Xilinx, Inc.* . . . . . . .        126,500
     7,000     Zoran Corporation* . . . .         134,470
                                             ------------
                                                1,373,310
                                             ------------

   Shares                                       Value
------------                                 ------------
               Services - 11.89%
     2,000     Amazon.com, Inc.* . . . . . $       72,640
     1,000     Apollo Group, Inc.* . . . .         61,800
     5,500     Cintas Corporation . . . .         194,865
     1,000     eBay Inc.* . . . . . . . .         104,000
     4,000     Ecolab Inc.  . . . . . . .         102,400
     3,000     Fluor Corporation . . . . .        100,920
     5,000     GTECH Holdings Corporation*        188,250
     8,000     Intrado Inc.* . . . . . . .        126,320
    50,000     iVillage Inc.* . . . . . .          74,000
     1,000     Landstar System, Inc.* . .          62,850
    30,000     SPACEHAB, Incorporated* . .         28,500
    10,000     UTStarcom, Inc.* . . . . .         356,000
     7,000     Yahoo! Inc.* . . . . . . .         228,900
                                             ------------
                                                1,701,445
                                             ------------
               Software - 11.99%
     5,000     Adobe Systems Incorporated         160,400
     7,000     BMC Software, Inc.* . . . .        114,310
    20,000     Bottomline Technologies, Inc.*     161,400
     4,000     Citrix Systems, Inc.* . . .         81,560
     2,000     Intuit Inc.* . . . . . . .          89,180
     2,000     Kronos Incorporated* . . .         101,700
     5,000     Lawson Software, Inc.* . .          38,850
     7,000     Magma Design
                  Automation, Inc.* . . .         120,050
     2,000     Microsoft Corporation . . .         51,280
     6,000     Oracle Corporation* . . . .         72,060
    30,000     Openwave Systems Inc.* . .          60,000
    15,000     Red Hat, Inc.* . . . . . .         113,100
    15,000     RSA Security Inc.* . . . .         161,550
     2,000     SAP AG - ADR(1) . . . . . .         58,440
     5,000     SeaChange International, Inc.*      47,700
    17,984     SoftBrands, Inc.* . . . . .         14,387
    15,000     VeriSign, Inc.* . . . . . .        206,850
     5,000     Verity, Inc.* . . . . . . .         63,300
                                             -------------
                                                1,716,117
                                             -------------
               Telecommunications - 10.99%
     4,500     AO VimpelCom - ADR*(1) . .         208,980
    12,000     Applied Signal Technology, Inc.    204,000
     2,000     CenturyTel, Inc.  . . . . .         69,700
     6,000     China Mobile Limited - ADR(1)       70,620
    18,000     CIENA Corporation* . . . .          93,060

                     See notes to the financial statements.

THE WALL STREET FUND, INC.
SCHEDULE OF INVESTMENTS (continued)
June 30, 2003 (Unaudited)


   Shares                                     Value
------------                              --------------
               COMMON STOCKS - 96.72% (continued)
               Telecommunications - 10.99% (continued)
     6,000     Cisco Systems, Inc.* . . .  $      100,740
     5,000     Comcast Corporation - Class A*     144,950
     3,000     InterDigital Communications
                  Corporation* . . . . . .         70,080
     1,000     KVH Industries, Inc.* . . .         24,600
     7,028     Millicom International
                  Cellular S.A.*(1) . . .         184,204
     5,000     Nextel Communications, Inc.*        90,350
     6,000     Nokia Oyj - ADR(1) . . . .          98,580
     3,000     QUALCOMM Inc.  . . . . . .         107,820
    10,000     SonicWALL, Inc.* . . . . .          48,500
    15,000     Sycamore Networks, Inc.* .          57,300
                                             ------------
                                                1,573,484
                                             ------------
               Textiles - 0.62%
     2,500     Liz Claiborne, Inc.  . . .          88,125
                                             ------------
               TOTAL COMMON STOCKS
                 (Cost $12,241,808) . . .      13,842,217
                                             ------------




  Principal
   Amount                                     Value
------------                                -------------
               CORPORATE BONDS - 1.11%
    $150,000   AT&T Corp.,
                  8.625%, 12/01/2031 . . . $      158,794
                                              -----------
               TOTAL CORPORATE BONDS
                  (Cost $126,046) . . . .         158,794
                                              -----------
               SHORT-TERM
                  INVESTMENTS - 2.44%
      33,446   Dreyfus Treasury Prime Cash
                  Management Fund . . . .          33,446
     315,720   First American Government
                  Obligations Fund . . . .        315,720
                                              -----------
               TOTAL SHORT-TERM
                  INVESTMENTS
                  (Cost $349,166) . . . .         349,166
                                              -----------
               TOTAL INVESTMENTS
                  (Cost $12,717,020) -
                  100.27%                      14,350,177
                                          ---------------
               LIABILITIES, LESS
                  OTHER ASSETS - (0.27)%   .      (38,124)
                                            -------------
               TOTAL NET
                  ASSETS - 100.00% . . . .  $  14,312,053
                                            =============


*     Non-income producing security.
ADR - American Depository Receipt.
(1)   Foreign Security.


                     See notes to the financial statements.


THE WALL STREET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)

ASSETS:
Investments, at value (cost $12,717,020)  $    14,350,177
Dividends and interest receivable . . .             3,833
Receivable for investments sold . . . .            75,538
Receivable for fund shares issued . . .            12,550
Prepaid expenses . . . . . . . . . . . .            6,936
                                            -------------
   Total Assets . . . . . . . . . . . .        14,449,034
                                            -------------

LIABILITIES:
Investment advisory fee payable . . . .             5,678
Shareholder servicing fee payable . . .             2,960
Payable for investment securities
purchased . .                                      89,596
Payable for fund shares redeemed . . . .           12,065
Accrued expenses and other payables . .            26,682
                                            -------------
   Total Liabilities . . . . . . . . . .          136,981
                                            -------------
   NET ASSETS . . . . . . . . . . . . .    $   14,312,053
                                            =============

NET ASSETS CONSIST OF:
Capital stock . . . . . . . . . . . . .    $   16,757,217
Accumulated undistributed net realized
   loss on investments . . . . . . . . .       (4,078,321)
Net unrealized appreciation
   on investments . . . . . . . . . . .         1,633,157
.. . . . . . . . . . . .                     -------------
TOTAL NET ASSETS . . . . . . . . . . . .   $   14,312,053
                                            =============

Net asset value, redemption and offering
   price per share ($14,312,053/2,395,966
   shares outstanding) . . . . . . . . .   $         5.97
                                            =============


THE WALL STREET FUND, INC.
STATEMENT OF OPERATIONS
For the six months ended June 30, 2003 (Unaudited)

INVESTMENT INCOME:
   Dividend income (net of foreign
      withholding taxes of $423) . . . .  $        37,177
   Interest income . . . . . . . . . . .            7,416
                                            -------------
Total investment income . . . . . . . . .          44,593
                                            -------------

EXPENSES:
   Investment advisor fees (Note 4) . . .          30,710
   Shareholder servicing fees (Note 4) .           15,355
   Transfer agent and accounting services          29,891
   Administration fees . . . . . . . . .           16,016
   Professional fees . . . . . . . . . .           13,375
   Directors' fees and expenses . . . .             6,330
   Custody fees . . . . . . . . . . . .             5,268
   Federal and state registration fees .            5,348
   Reports to shareholders . . . . . . .            3,957
   Insurance expense . . . . . . . . . .            1,086
                                            -------------
Total operating expenses
      before expense reimbursements . . .         127,336
Expense reimbursement
    from Advisor (Note 4) . . . . . . . .         (10,412)
                                            -------------
Net expenses . . . . . . . . . . . . . .          116,924
                                            -------------
NET INVESTMENT LOSS . . . . . . . . . . .         (72,331)
                                            -------------

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized loss on
    investment transactions . . . . . . .        (662,890)
Change in unrealized appreciation
   (depreciation) on investments . . . .        3,363,203
                                            -------------
Net realized and unrealized
   gain on investments . . . . . . . . .        2,700,313
                                            -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS . . . .       $    2,627,982
                                            =============

                     See notes to the financial statements.

THE WALL STREET FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                              For the         For the
                            six months         year
                               ended           ended
                             June 30,        December 31,
                               2003             2002
                            ----------------------------
                            (Unaudited)

OPERATIONS:
Net investment loss . . . .  $    (72,331)     $ (187,569)
Net realized loss on
   investment transactions       (662,890)     (2,356,973)

Change in unrealized
 appreciation (depreciation)
   on investments . . . . .     3,363,203      (4,533,171)
                            ------------------------------
Net increase (decrease)
   in net assets resulting
   from operations ........ .   2,627,982      (7,077,713)
                            ------------------------------

CAPITAL SHARE
TRANSACTIONS:
Proceeds from shares sold .       935,235       1,042,031
Cost of shares redeemed . .      (859,951)     (1,763,974)
                            ------------------------------
Net increase (decrease)
   in net assets resulting from
   capital share transactions      75,284        (721,943)
                            ------------------------------

TOTAL INCREASE
   (DECREASE) IN
   NET ASSETS . . . . . . .     2,703,266      (7,799,656)

NET ASSETS:
   Beginning of period         11,608,787      19,408,443
                            -----------------------------
   End of period . . . . .  $  14,312,053     $11,608,787
                            =============================


                     See notes to the financial statements.


THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

1.Organization
     The Wall Street Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company. The principal investment objective of the Fund is growth of capital. To achieve this objective the Fund normally invests in common stocks which, in the opinion of the investment advisor, offer prospects of sustained growth.

2.Significant Accounting Policies
     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.
     (a) Investment Valuation - Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on the over-the-counter market and listed securities for which there were no transactions are valued at the mean between the closing bid and asked prices. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Wall Street Management Corporation (the "Advisor") pursuant to guidelines established by the Board of Directors.
     (b) Federal Income and Excise Taxes - The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.
     (c) Distributions to Shareholders - Dividends from net investment income are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its

THE WALL STREET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2003 (Unaudited)

capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.
     (d) Securities Transactions and Investment Income -Investment transactions are recorded on the trade date for financial statement purposes. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discounts are amortized over the life of the security.

3. Investment Transactions
     Purchases and sales of securities for the period ended June 30, 2003, excluding short-term investments, aggregated $5,201,153 and $5,275,215 respectively. There were no purchases or sales of long-term U.S. government securities.

4. Investment Advisor
     The Fund has an investment advisory agreement with Wall Street Management Corporation. ("WSMC" or the "Advisor"). The Advisory agreement provides for advisory fees at an annual rate of 0.50% of the Fund's average daily net assets. The present advisory agreement also provides for the Advisor to reimburse the Fund for any expenses (including the advisor fee but excluding taxes, interest and brokerage fees and extraordinary expenses incurred in connection with any matter not in the ordinary course of business of the Fund) over 2.00% of the first $10,000,000, 1.50% of the next $20,000,000 and 1.00% of any balance of the average daily net assets of the Fund.
     The Fund has a shareholder servicing agreement (a "Servicing Agreement") with the Advisor pursuant to which the Advisor may compensate certain persons who provide shareholder services, including answering customer inquiries, assisting in processing purchase, exchange and redemption transactions and furnishing Fund communications to shareholders. For services provided under the Servicing Agreement, the Advisor receives fees from the Fund at an annual rate of 0.25% of the average daily net assets. For the six months ended June 30, 2003, the Advisor received $15,355 in shareholder servicing fees.
     The Advisor also serves as the Fund's principal underwriter. Certain of the officers and directors of the Fund are officers and directors of WSMC.

5. Shares of Common Stock

Transactions in shares of common stock were as follows:

                 Six Months Ended       Year Ended
                  June 30, 2003     December 31, 2002
                -----------------------------------------
                    $     Shares      $        Shares
                -----------------------------------------
Shares sold      $935,235  171,580 $1,042,031     171,084
Shares
   redeemed      (859,951)(159,475)(1,763,974)   (324,823)
                -----------------------------------------
Net increase
   (decrease)
                 $ 75,284   12,105  $(721,943)   (153,739)
                =========           ==========
Shares
   Outstanding:
Beginning
   of Period               2,383,861            2,537,600
                          ----------           ----------
End of Period              2,395,966            2,383,861
                          ==========           ==========





                           THE WALL STREET FUND, INC.
                              FINANCIAL HIGHLIGHTS

     Selected per share data is based on a share of common stock outstanding throughout each period.

                                      Six
                                     Months
                                      Ended                            Year Ended December 31,
                                     June 30, -----------------------------------------------------------------------
                                       2003     2002    2001    2000   1999    1998    1997    1996   1995   1994   1993
                                   (Unaudited)  ----    ----    ----   ----    ----    ----    ----   ----   ----   ----

Per share data:
Net asset value, beginning
 of period . . . . . . . . . .        $ 4.87  $ 7.65  $10.09 $ 12.43 $ 9.39  $ 7.34  $ 7.96  $ 8.19  $7.42 $ 8.03 $ 7.60
                                        ----    ----    ----    ----   ----    ----    ----    ----   ----   ----   ----

Income from investment operations:
Net investment loss(1) . . . .         (0.02)  (0.08)  (0.07)  (0.10) (0.10)  (0.11)  (0.08)  (0.06) (0.03) (0.02) (0.02)
Net realized and unrealized gains
(losses) on investments . . .           1.12   (2.70)  (2.29)   0.76   5.73    2.39   (0.13)   0.98   2.60  (0.38)  1.00
                                        ----    ----    ----    ----   ----    ----    ----    ----   ----   ----   ----
Total from investment operations . .    1.10   (2.78)  (2.36)   0.66   5.63    2.28   (0.21)   0.92   2.57  (0.40)  0.98
                                        ----    ----    ----    ----   ----    ----    ----    ----   ----   ----   ----

Less distributions:
Distributions from net realized gains
 from security transactions . . . .     0.00    0.00   (0.08)  (3.00) (2.59)  (0.23)  (0.41)  (1.15) (1.80) (0.21) (0.55)
                                        ----    ----    ----    ----   ----    ----    ----    ----   ----   ----   ----
Total distributions . . . . . . . .     0.00    0.00   (0.08)  (3.00) (2.59)  (0.23)  (0.41)  (1.15) (1.80) (0.21) (0.55)
                                        ----    ----    ----    ----   ----    ----    ----    ----   ----   ----   ----

Net asset value, end of period . . .  $ 5.97  $ 4.87 $  7.65 $ 10.09 $12.43  $ 9.39  $ 7.34  $ 7.96  $8.19 $ 7.42 $ 8.03
                                        ====    ====    ====   =====  =====    ====    ====    ====   ====   ====   ====

Total return(2) . . . . . . . . . .  22.59%(4)(36.34)%(23.15)% 3.41%  62.88%  31.40%  (2.37)% 11.45% 36.50% (4.86)% 13.17%

Supplemental data and ratios:
Net assets, end of period (000's) . $14,312  $11,609 $19,408 $22,576 $22,118 $18,319 $15,577 $15,939 $14,383 $11,080 $11,56(1)
Ratio of gross operating expenses
   to average net assets . . . . .    2.07%(5)  2.08%   1.70%   1.45%   1.92%    1.89%   1.82%   1.84% 2.02%  2.12%   2.04%
Ratio of operating expenses to
average net assets, net of
 reimbursement . . . . . . . . . .    1.90%(5)  1.84%   1.68%   1.45%   1.80%(3) 1.89%(3)1.82%   1.82% 1.90%  1.96%   1.96%
Ratio of gross investment loss
   to average net assets . . . . . . (1.35)%(5)(1.52)% (0.95)% (0.71)% (1.23)%  (1.33)% (0.96)% (0.70)%(0.50)%(0.47)%(0.31)%
Ratio of investment loss to average
   net assets, net of reimbursement  (1.18)%(5)(1.28)% (0.93)% (0.71)% (1.11)%(3)(1.33)%(3)(0.96)% (0.68)% (0.38)%(0.31)% (0.23)%
Portfolio turnover rate . . . . . .  42.84%   124.51% 110.24 % 92.59% 104.18%   165.84%   121.12% 142.11% 143.27% 89.01% 107.22%


------------------------------------------------
(1) Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2) These returns do not include the effect of the Fund's sales charge, which was discontinued on September 1, 2001.
(3) These ratios would have been 0.09% lower with the reimbursement of 1998 expenses included therein.
(4)  Not Annualized.
(5)  Annualized.

                     See notes to the financial statements.


Dear Shareholders,

The market environment is once again characterized by decision-making that favors sustainable growth. Your Fund for the first six months of the year provided a return of +22.6% ranking in the top 10% of funds in our category. One year ago, we wrote to you with these sentiments: "Our positive outlook stems from our conviction that the economy is firmly in recovery and actually on the verge of a new expansion, coupled with our belief that valuations are much improved after a bear market of over two years' duration. This is not to say that there will not be further disappointments; it does imply that the major excesses have been wrung out." At the time, in the midst of the continued market woes, this positive outlook required a leap of faith; less so today, however, as the bear is in the process of being replaced by the bull with a multi-year future.

        Second star to the right, and straight on 'til morning...
                                                               J.M. Barrie, 1904

Three months ago, the nation, the economy and the market were held in the grip of the uncertainty that surrounded our military operations in Iraq. Today, the market has enjoyed a very powerful rally, the economy is showing signs of life, and government fiscal and monetary policy is having the desired effect. Consumer confidence is on the rebound. Individual investors, so bearish on March 12, are now decidedly less so. The wondrous itinerary quoted above from Peter Pan captures the essence of this favorable turn in events.

We can now confirm the bear market low was reached on or about October 9, 2002. Even considering the recent March malaise, from the bottom, the recovery has been dramatic, with the Dow up +23.3%, the S&P 500 up +25.5%, the NASDAQ up +45.7% and the Fund up +47.4%. What is clear is that the tone of the market has changed, as the more aggressive, technology driven NASDAQ is leading this recovery, while the more defensive portions of the S&P 500, which were so vital to capital preservation during the downturn, are now lagging the market. We foresee a period where fundamentals rule the day, and where superior growth prospects are rewarded with superior valuation changes. In this environment, time-tested investment disciplines provide the key to success. We've enjoyed the appetizer and now look forward to a long meal.

Monetary and fiscal policy and the impact on economic results is textbook. The building blocks are here, with the passage of tax cuts and the ongoing stepped-up defense budget leading to a necessary level of deficit spending. Again, we believe that this is the proper role of government, to run surpluses in flush times and deficits in lean times. While we remain concerned that the Fed has not been accommodative enough in providing liquidity to the system, its public pronouncements and interest rate manipulations have been appropriate. We are beginning to see the impact of stimulative policy in better economic series. The key drivers of the economy are consumption, government expenditures, and business investment. Consumption has remained fairly strong, led by the continued gradual increase in personal income, which rose again for the seventh consecutive month. The recently signed tax cuts will further boost personal income growth, as they kick in over the course of the next quarter. As was the case during the pivotal Cold War decades of the 1960's and 1980's, the new emphasis on world security will involve increased government expenditures both at home and abroad. In the high tech world of the 21st century, defense spending will lead to a very constructive package of research, development, procurement and employment. We believe, and our contacts at OMB confirm, that defense spending is extremely stimulative to the overall economy and a very effective means of kick-starting growth. Business investment is in the early stages of recovery. It is being driven by several factors, including pent-up demand and, most importantly, the resurgence in corporate profitability. S&P profits turned in the fourth quarter, and are now running up over 10% year over year, albeit on easy comparisons, but the trend is in place. The ISM manufacturing index rose modestly in the latest month, with a strong jump in new orders. Given the relative importance of the service sector over the manufacturing sector in today's economy, the 6.1% increase in the ISM non-manufacturing index is impressive. The economy, measured by real GDP, has grown at a 2.6% annualized rate since the fall of 2001. We expect further acceleration in this next phase, to see a return to GDP growth of 4-5%, with corporate profits expanding at sustained double-digit rates.

In the midst of the recent bear market, one often heard a "consensus" observation that technology could not lead the market out of the depths, as it was the sector that had led to the disaster. But consider the fundamentals for a moment. There is pent-up demand. The last period of major information technology spending was 1999, in the anticipation of Y2K. Therefore the average capital investment is potentially fully depreciated by this point. While there may not be any "killer-app" that drives new demand, the gradual incremental gains in speed, processing capability, size and price are powerful forces for new purchases. The evidence remains anecdotal, but consider these two examples that we found of rational decisions driving tech spending: A small office of a non-profit organization that bought entirely new Dell computers, despite plenty of capacity on the existing systems, because the cost of replacement was less than the ever-increasing cost of ongoing maintenance. Or a major New York bank that is replacing all of its Pentium II or slower personal computers (1000 in one location alone), because newly installed software applications demand faster and more robust desktop processing capabilities. Further, advances in wireless technology are driving new demand for both enhanced cell phones and "Wi-Fi" capable computers. Add to these demand factors the reality that Internet usage continues to double every twelve months; and note that companies such as Yahoo, eBay, Interactive Corp, and yes, even Amazon, are developing visible revenue streams and profit potential without the "bubble" emotions of the last decade. In short, the inexorable advance of technology will continue to be an important driver to the economy.

There are risks, to be sure. The Fed may fail to provide sufficient liquidity to the system to foster a sustained recovery. We may as yet have another terrorist incursion on our shores. Similarly, some natural disaster such as SARS might re-emerge on a wider scale. However, we are more vigilant today than we have been in some time. This enhanced vigilance will in fact work to slowly improve the confidence and sense of security that is so important for risk takers in business and in the market. We welcome a rational market, moving in anticipation of reasonable fundamentals, with the knowing assumption of risk, as this will provide the best opportunity for realizing excellent gains over time.

July 10, 2003
                                                         Sincerely,
                                                         /s/ Robert P. Morse
                                                         -----------------------
                                                         Robert P. Morse
                                                         President

DIRECTORS
Clifton H.W. Maloney
Edward F. McCann
Robert P. Morse, Chairman
Sharon A. Queeney
Harlan K. Ullman

OFFICERS
Robert P. Morse, President
James L. Farrell, Jr. Ph.D., Executive Vice President
Laurence R. Golding, Vice President
Michael R. Linburn, Vice President & Secretary
Jian H. Wang, Vice President & Treasurer

INVESTMENT ADVISOR &
PRINCIPAL UNDERWRITER
Wall Street Management Corporation
230 Park Avenue, Suite 1635
New York, New York 10169

CUSTODIAN
U.S. Bank, N.A.
P.O. Box 701
Milwaukee, Wisconsin  53201

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 701
Milwaukee, Wisconsin  53201

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 East Wisconsin Avenue Suite 1500
Milwaukee, Wisconsin  53202

                           THE WALL STREET FUND, INC.
                           230 Park Avenue, Suite 1635
                            New York, New York 10169
                                 (212) 856-8250
                                 1-800-443-4693
                        http://www.thewallstreetfund.com
                        e-mail: mrl@thewallstreetfund.com


Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) Based on their evaluation of the Registrant's Disclosure Controls and Procedures as of a date within 90 days of the Filing Date, the Registrant's President and Treasurer/CFO have determined that the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing Date, and that information required to be disclosed in the report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

(a) Any code of ethics or amendment thereto. Not applicable to annual reports for periods ending before July 15, 2003.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  The Wall Street Fund, Inc.
                       --------------------------
         By (Signature and Title)  /s/ Robert P. Morse
                                   -------------------
                                   Robert P. Morse, President

         Date  August 29, 2003
               ---------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         (Registrant) The Wall Street Fund, Inc.
                      --------------------------
         By (Signature and Title)  /s/ Jian H. Wang
                                   -------------------
                                   Jian H. Wang, Treasurer

         Date   August 29, 2003
                ---------------